INVESTMENT INCOME (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENT INCOME
Schedule of components of investment income

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Investment income from disposal of business and long-term equity investments (i)	397	185	37,525
Dividend income from holding of other equity instrument investments	515	492	156
Others	959	242	63
	1,871	919	37,744

Note:

(i)

The Company and Sinomart KTS Development Limited, Sinopec Natural Gas Limited Company and Sinopec Marketing Company Limited (“Marketing Company”), the subsidiaries of the Company entered into the Agreement on Cash Payment to Purchase Equity in Sinopec Yu Ji Pipeline Company Limited, the Agreement on Additional Issuance of Equity and Cash Payment to Purchase Assets, the Agreement on Cash Payment to Purchase Assets and the Agreement on Additional Issuance of Equity to Purchase Assets with China Oil & Gas Pipeline Network Corporation (“PipeChina”), on July 21, 2020 and on July 23, 2020 respectively, pursuant to which the Company and its subsidiaries proposed to dispose target business, including equity interests in the relevant companies, oil and gas pipeline and ancillary facilities, to PipeChina. The above transactions were considered and approved by the 15th Session of 7th Directorate Meeting on July 23, 2020 and the second Extraordinary General Meeting on September 28, 2020. The transaction consideration was mainly additional issuance of equity and/or cash payment by PipeChina and the gain on above transactions was RMB 37,731 million. Main assets and liabilities of disposed target business are as follows:

30 September
2020
RMB million

Inventories	8,191
Property, plant and equipment, net	83,510
Construction in progress	19,843
Interest in associates	26,412
Long-term debts and Loans from Sinopec Group Company and fellow subsidiaries	(41,800)
Other financial statement items	(9,035)
Net Assets	87,121

Schedule of main assets and liabilities of disposed target business

30 September
2020
RMB million

Inventories	8,191
Property, plant and equipment, net	83,510
Construction in progress	19,843
Interest in associates	26,412
Long-term debts and Loans from Sinopec Group Company and fellow subsidiaries	(41,800)
Other financial statement items	(9,035)
Net Assets	87,121